Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	7.30%	7.05%	7.35%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	7.00%	7.00%	6.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	10.00%	15.00%	8.00%
India [member]
Disclosure of defined benefit plans [line items]
Discount rate		7.05%	7.35%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.60%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.30%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	5.45%	4.75%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	10.00%	12.80%	12.30%